Operating Assets and Liabilities - Amounts recognized in balance sheet and comprehensive income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Balance at January 1	kr 354	kr 283	kr 177
Additions to right of use assets	243	127	142
Depreciation charge for the year	(74)	(56)	(36)
Balance at December 31	523	354	283
Lease Liabilities
Current	74	62	42
Non-current	523	363	277
Total lease liabilities	597	425	319
Cash outflow for lease payments	kr 88	kr 70	kr 53